Earnings Per Share	6 Months Ended
Jun. 30, 2018
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Earnings Per Share

NOTE 9 - EARNINGS PER SHARE

(in millions of Euros)	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
Earnings attributable to equity holders of the parent used to calculate basic and diluted earnings per share	55	16	31	29

Number of shares attributable to equity holders of Constellium

(number of shares)	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
Weighted average number of ordinary shares used to calculate basic earnings per share	134,562,177	105,557,517	134,517,869	105,553,573
Effect of other dilutive potential ordinary shares(A)	4,471,455	1,146,397	4,515,005	1,150,819

Weighted average number of ordinary shares used to calculate diluted earnings per share	139,033,632	106,703,914	139,032,874	106,704,392

(A)	For the six months ended June 30, 2018 and 2017, potential dilutive new ordinary shares to be issued are part of share-based compensation plans.

Earnings per share attributable to the equity holders of Constellium

(in Euro per share)	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
Basic	0.41	0.15	0.23	0.27
Diluted	0.39	0.15	0.22	0.27